CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 115,546	$ 43,878	$ 221,174
Accounts receivable	33,440	35,630	147,700
Inventories	60,066	63,085	0
Prepaid expenses and other current assets	11,732	60,502	21,069
Total Current Assets	220,784	203,095	389,943
PROPERTY AND EQUIPMENT, net of accumulated depreciation of $128,600, $108,886 and $25,325 in 2017, 2016 and 2015, respectively	465,178	480,847	513,753
OTHER ASSETS:
Deferred offering cost	240,900	0	0
Deposits	841	841	2,577
Total Other Assets	241,741	841	2,577
TOTAL ASSETS	927,703	684,783	906,273
CURRENT LIABILITIES:
Accounts payable and accrued expenses	0	390,530	12,315
Accounts payable	64,261	69,938	12,315
Accrued expenses	136,605	390,530	12,315
Convertible note payable	100,000	0	0
Note payable to related party	300,000	0	0
Payable to related parties	45,763	4,000	0
Total Current Liabilities	646,629	394,530	12,315
Total Liabilities	646,629	394,530	12,315
Commitments and contingencies
STOCKHOLDERS’ EQUITY
Members Equity	0	0	20,687
Common stock, $0.001 par value; 150,000,000 shares authorized; 17,329,462 and 16,931,816 and 666,950 shares issued and outstanding at March 31, 2017 and December 31, 2016 and 2015, respectively	17,329	16,932	667
Additional paid-in capital	4,078,474	3,393,539	2,207,708
Accumulated deficit	(3,814,729)	(3,120,218)	(1,335,104)
Total Stockholders’ Equity	281,074	290,253	893,958
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 927,703	$ 684,783	$ 906,273